Accrued Expenses and Other Current Liabilities (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accrued Expenses And Other Current Liabilities [Abstract]
Summary of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following (in thousands):

	March 31, 2025	December 31, 2024
Employee compensation	$307	$1,730
Research and development expenses	1,651	1,935
Professional fees	1,998	2,409
Other	140	23
Total	$4,096	$6,097

Accrued expenses and other current liabilities consist of the following (in thousands):

	December 31,
	2024	2023
Employee compensation	$1,730	$3,311
Research and development expenses	1,935	3,964
Professional fees	2,409	1,221
Other	23	85
Total	$6,097	$8,581